Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of operating segment information

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Total segment revenue	91,952,843	77,951,747	2,625,686	2,673,057	4,568,674	3,545,379	10,161,753	13,558,486	(2,192,772)	(4,241,823)	107,116,184	93,486,846
Inter-segment revenue	(782,421)	(415,145)	(151,112)	(238,906)	(415,271)	(264,840)	(843,968)	(3,322,932)	2,192,772	4,241,823	-	-
Revenues from external customers	91,170,422	77,536,602	2,474,574	2,434,151	4,153,403	3,280,539	9,317,785	10,235,554	-	-	107,116,184	93,486,846
Adjusted EBITDA	40,663,472	32,770,610	972,856	891,194	1,607,534	1,749,526	887,860	1,298,333	(254,608)	(101,932)	43,877,114	36,607,731
IFRS 9 impairment loss provision	(920,417)	(557,550)	(6,055)	(5,003)	(81,981)	(57,339)	289	(2,086)	-	-	(1,008,164)	(621,978)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Total segment revenue	77,951,747	90,008,603	2,673,057	2,667,171	3,545,379	3,550,776	13,558,486	15,775,237	(4,241,823)	(3,402,143)	93,486,846	108,599,644
Inter-segment revenue	(415,145)	(580,385)	(238,906)	(278,079)	(264,840)	(202,695)	(3,322,932)	(2,340,984)	4,241,823	3,402,143	-	-
Revenues from external customers	77,536,602	89,428,218	2,434,151	2,389,092	3,280,539	3,348,081	10,235,554	13,434,253	-	-	93,486,846	108,599,644
Adjusted EBITDA	32,770,610	40,815,431	891,194	859,130	1,749,526	2,119,639	1,298,333	1,305,889	(101,932)	(156,908)	36,607,731	44,943,181
IFRS 9 impairment loss provision	(557,550)	(803,560)	(5,003)	(8,632)	(57,339)	(31,771)	(2,086)	(3,072)	-	-	(621,978)	(847,035)

	31 December	31 December	31 December
	2023	2022	2021
Profit for the period	10,562,572	6,036,486	6,416,898
Add/(Less):
Income tax expense	(4,675,891)	(2,785,265)	900,339
Finance income	(12,663,682)	(3,957,684)	(11,527,996)
Finance costs	19,931,617	11,949,156	21,308,035
Other income	(882,782)	(348,611)	(356,404)
Other expenses	5,648,334	1,406,976	2,010,123
Monetary (gain) loss	(3,816,872)	(7,767,102)	(4,804,527)
Depreciation and amortization	31,298,993	32,595,996	31,188,016
Share of loss/(gain) of equity accounted investees	(1,525,175)	(522,221)	(191,303)
Consolidated adjusted EBITDA	43,877,114	36,607,731	44,943,181

Summary of Geographical Information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2023	2022	2021
Revenues
Turkiye	104,641,610	91,052,696	106,210,552
Belarus	1,384,585	1,540,091	1,375,795
Turkish Republic of Northern Cyprus	1,058,155	855,064	959,667
Netherlands	31,834	38,995	53,630
	107,116,184	93,486,846	108,599,644

	31 December	31 December
	2023	2022
Non-current assets
Turkiye	140,298,871	141,507,693
Ukraine	-	12,651,476
Belarus	746,265	1,229,643
Turkish Republic of Northern Cyprus	3,047,815	1,626,546
Unallocated non-current assets	444,146	661,238
	144,537,097	157,676,596